                                                                                                                                                                May 24, 2017

Dreyfus Premier Investment Funds, Inc.

- Dreyfus Global Infrastructure Fund

(Class T shares)

Supplement to Statutory Prospectus dated March 31, 2017 As Revised May 24, 2017

The fund’s Class T shares are not currently offered.

4068S0517